Contingencies (Details) - Electricity Under Physical Power Purchase Agreement [member] ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Year 1 [member]
Disclosure of contingencies [Line Items]
Estimated future cash flows from unrecognized contractual commitments	₨ 1,226
Year 2 - 5 [member]
Disclosure of contingencies [Line Items]
Estimated future cash flows from unrecognized contractual commitments	4,664
Year 6 - 10 [member]
Disclosure of contingencies [Line Items]
Estimated future cash flows from unrecognized contractual commitments	5,324
After Year 10 [member]
Disclosure of contingencies [Line Items]
Estimated future cash flows from unrecognized contractual commitments	₨ 4,812